SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

DWS Communications Fund
Effective on or about October 1, 2023, the following non-fundamental investment policy contained in the sub-section “Other Investment Policies” in the “INVESTMENT RESTRICTIONS” section of the fund’s Statement of Additional Information Part I is hereby deleted:
(6) call options may be purchased by the fund, but only to terminate an obligation as a writer of a call option.
The following information is added under the “PART I: APPENDIX I-E – SERVICE PROVIDER COMPENSATION” section of the fund’s Statement of Additional Information:
Effective October 1, 2023, the fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.900% to $100 million of the fund’s average daily net assets, 0.800% on the next $100 million of the fund’s average daily net assets, 0.750% on the next $100 million of the fund’s average daily net assets, 0.700% on the next $200 million of the fund’s average daily net assets, 0.630% on the next $500 million of the fund’s average daily net assets, 0.580% on the next $500 million of the fund’s average daily net assets, and 0.550% of the fund’s average daily net assets thereafter. Prior to October 1, 2023, the fund paid the Advisor a fee, calculated daily and paid monthly, at the annual rate of 1.000% to $100 million of the fund’s average daily net assets, 0.900% on the next $100 million of the fund’s average daily net assets, 0.850% on the next $100 million of the fund’s average daily net assets, 0.800% on the next $200 million of the fund’s average daily net assets, 0.730% on the next $500 million of the fund’s average daily net assets, 0.680% on the next $500 million of the fund’s average daily net assets, and 0.650% of the fund’s average daily net assets thereafter.

Effective October 1, 2023, the following replaces similar information relating to the fund under the “PART II: APPENDIX II-C — CONTRACTUAL FEE RATES OF SERVICE PROVIDERS” section of the fund’s Statement of Additional Information:
Fund Name	Management Fee Rate
DWS Communications Fund	First $100 million 0.900% Next $100 million 0.800% Next $100 million 0.750% Next $200 million 0.700% Next $500 million 0.630% Next $500 million 0.580% Thereafter 0.550%
Please Retain This Supplement for Future Reference
September 22, 2023
SAISTKR23-30